Cash And Cash Equivalents	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Cash And Cash Equivalents

NOTE 4 – CASH AND CASH EQUIVALENTS

	June 30, 2022	December 31, 2021
Cash and cash equivalents	$163,362	$159,467
Restricted cash	11,262	9,979
Total cash and cash equivalents and restricted cash	$174,624	$169,446

As of June 30, 2022 and December 31, 2021, restricted cash amounted to $11,262 and $9,979, respectively, and mainly related to amounts held in retention accounts in order to service debt and interest payments, as required by certain of the Company’s credit facilities and financial liabilities.

Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Partners does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Partners also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.